CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,761,174	1,105,723
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	245,457,924	307,752,748
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,757,606	1,049,910
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	173,341,149	234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	173,341,149	234,470,422
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,116,775	73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,116,775	73,282,326
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Hedging instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 3,568	$ 55,813